1345164

FORM D

RECD S.E.C.
NOV 18 2005
1086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of offering (☐ check if this is an amendment and name has changed, and indicate change.)
OPL Venture, LLC

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ U[redacted]
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

05071871

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
OPL Venture, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (including Area Code)
100 Prospect Street, Stamford, CT 06901	**(203) 326-7600**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (including Area Code)

Brief Description of Business: **Investment fund formed to invest in OfficePower Leasing, LLC, a Delaware limited liability company.**

PROCESSED
NOV 25 2005
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **limited liability company**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month [07] Year [2005] ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: **[DE]**
CN for Canada; FN for foreign jurisdiction)

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1972 (6-02)

115494.2

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner* ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full name (Last name first, if individual) **Centripetal Management, LLC**

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Prospect Street, Stamford, CT 06901

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner* ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

***Mr. Chrust is a senior principal of the manager of the issuer.**

Full name (Last name first, if individual) **Chrust, Steven G.**

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Prospect Street, Stamford, CT 06901

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

***Mr. Brodlieb is a principal of the manager of the issuer.**

Full name (Last name first, if individual) **Brodlieb, Jeffrey I.**

Business or Residence Address (Number and Street, City, State, Zip Code)

100 Prospect Street, Stamford, CT 06901

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

***Mr. Bulkeley is a senior principal of the manager of the issuer.**

Full name (Last name first, if individual) **Griswold, E. Bulkeley**

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Prospect Street, Stamford, CT 06901

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer* ☐ Director ☐ General and/or Managing Partner

***Mr. Rossetter is a principal of the manager of the issuer**

Full name (Last name first, if individual) **Rossetter, Stephen T.**

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Prospect Street, Stamford, CT 06901

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
Answer also in Appendix, Column 2, if filing under ULOE.		
2. What is the minimum investment that will be accepted from any individual (but lesser amounts may be accepted)	$ 100,000	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, if necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity ☐ Common ☐ Preferred	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other **[Membership Interests]**	$ 15,075,000	$ $1,000,000
Total	$ 15,075,000	$ $1,000,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	-0-	$ -0-
Non-accredited Investors	-0-	$ -0-
Total (for filing Under Rule 504 only)		$

Answer also in Appendix, Column 4 if filing under ULOE

3. If this filing is for an offering Under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount of Purchases
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$ 1,000
Legal Fees	☒	$ 30,000
Accounting Fees	☐	$
Blue sky fees	☒	$ 2,000
Sales Commissions (Specify finders' fees separately)	☐	$
Other Expenses (identify) [Mailing Costs]:	☒	$ 1,000
Total	☒	$ 34,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 15,041,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments to Others
Salaries and fees	☐		☐	$
Purchase of real estate	☐		☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐		☐	$
Construction or leasing of plant buildings and facilities	☐		☐	$
Acquisitions of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐		☐	$

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

Repayment of indebtedness	☐		☐	$
Working capital	☐		☒	$ 75,000
Other (specify) **Investment in other businesses**	☐		☒	$ 15,000,000
Column Totals	☐		☒	$ 15,075,000
Total Payments Listed (column totals added)	☐		☒	$ 15,075,000

D. FEDERAL SIGNATURE

Working capital	☐		☒	$ 75,000
Other (specify) **Investment in other businesses**	☐		☒	$ 15,000,000
Column Totals	☐		☒	$ 15,075,000
Total Payments Listed (column totals added)	☐		☒	$ 15,075,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. if this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
OPL Venture, LLC	[signature]	**November 2, 2005**
Name of Signer (Print or Type) **Steven G. Chrust, by** Jeff Brodlieb as Attorney-in-Fact, for Steven G. Chrust, Senior Principal of Centripetal Management, LLC, Manager	Title of Signer (Print or Type) Jeffrey Brodlieb, Atty in Fact **Senior Principal of Centripetal Management, LLC, Manager**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

115494.2

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualifications provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
OPL Venture, LLC	[signature]	**November 2, 2005**
Name of Signer (Print or Type) **Steven G. Chrust, by** Jeff Brodlieb as Attorney-in-Fact, for Steven G. Chrust, Senior Principal of Centripetal Management, LLC, Manager	Title of Signer (Print or Type) Jeffrey Brodlieb, Atty in fact **Senior Principal of Centripetal Management, LLC, Manager**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

115494.2

APPENDIX									
1	2 Intend to sell to Non-Accredited Investors in State (Part B – Item 1)		3 Type of Security and Aggregate Offering Price Offered in State (Part C – Item 1)	4 Type of Investor and Amount Purchased in State (Part C – Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT		X	Membership Interests $15,075,000	6	$675,000	0	0		X
DE									
DC									
FL		X	Membership Interests $15,075,000	0	0	0	0		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	Membership Interests $15,075,000	1	100,000	0	0		X
MI									
MN									

1	2 Intend to sell to Non-Accredited Investors in State (Part B – Item 1)		3 Type of Security and Aggregate Offering Price Offered in State	4 Type of Investor and Amount Purchased in State (Part C – Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MS									
MO									
MT									
NE									
NV									
NH									
NJ		X	Membership Interests $15,075,000	1	$100,000	0	0		X
NM									
NY		X	Membership Interests $15,075,000	1	$50,000	0	0		X
NC									
NC		X	Membership Interests $15,075,000	0	0	0	0		X
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA		X	Membership Interests $15,075,000	1	$75,000	0	0		X
WA									
WV									
WI									
WY									
PR									
Foreign									

GENERAL POWER OF ATTORNEY

NOTICE: THE POWERS GRANTED BY THIS DOCUMENT ARE BROAD AND SWEEPING. IF YOU HAVE ANY QUESTIONS ABOUT THESE POWERS, OBTAIN COMPETENT LEGAL ADVICE. THIS DOCUMENT DOES NOT AUTHORIZE ANYONE TO MAKE MEDICAL AND OTHER HEALTH-CARE DECISIONS FOR YOU. YOU MAY REVOKE THIS POWER OF ATTORNEY IF YOU LATER WISH TO DO SO.

I, Steven G. Chrust, residing at 107 Saddle Rock Road, Stamford, CT 06902, hereby appoint Jeffrey Brodlieb of 199 Route 37, Sherman, CT 06784, as my Attorney-in-Fact ("Agent").

If my Agent is unable to serve for any reason, I designate ________________________________, of ________________________, ________________________, ________________________ __________, as my successor Agent.

I hereby revoke any and all general powers of attorney that previously have been signed by me. However, the preceding sentence shall not have the effect of revoking any powers of attorney that are directly related to my health care that previously have been signed by me.

My Agent shall have full power and authority to act on my behalf. This power and authority shall authorize my Agent to manage and conduct all of my affairs and to exercise all of my legal rights and powers, including all rights and powers that I may acquire in the future. My Agent's powers shall include, but not be limited to, the power to:

1. Open, maintain or close bank accounts (including, but not limited to, checking accounts, savings accounts, and certificates of deposit), brokerage accounts, and other similar accounts with financial institutions.

a. Conduct any business with any banking or financial institution with respect to any of my accounts, including, but not limited to, making deposits and withdrawals, obtaining bank statements, passbooks, drafts, money orders, warrants, and certificates or vouchers payable to me by any person, firm, corporation or political entity.

b. Perform any act necessary to deposit, negotiate, sell or transfer any note, security, or draft of the United States of America, including U.S. Treasury Securities.

c. Have access to any safe deposit box that I might own, including its contents.

2. Sell, exchange, buy, invest, or reinvest any assets or property owned by me. Such assets or property may include income producing or non-income producing assets and property.

3. Purchase and/or maintain insurance, including life insurance upon my life or the life of any other appropriate person.

4. Take any and all legal steps necessary to collect any amount or debt owed to me, or to settle any claim, whether made against me or asserted on my behalf against any other person or entity.

5. Enter into binding contracts on my behalf.

4. Take any and all legal steps necessary to collect any amount or debt owed to me, or to settle any claim, whether made against me or asserted on my behalf against any other person or entity.

5. Enter into binding contracts on my behalf.

6. Exercise all stock rights on my behalf as my proxy, including all rights with respect to stocks, bonds, debentures, or other investments.

7. Maintain and/or operate any business that I may own.

8. Employ professional and business assistance as may be appropriate, including attorneys, accountants, and real estate agents.

9. Sell, convey, lease, mortgage, manage, insure, improve, repair, or perform any other act with respect to any of my property (now owned or later acquired) including, but not limited to, real estate and real estate rights (including the right to remove tenants and to recover possession). This includes the right to sell or encumber any homestead that I now own or may own in the future.

10. Prepare, sign, and file documents with any governmental body or agency, including, but not limited to, authorization to:

a. Prepare, sign and file income and other tax returns with federal, state, local, and other governmental bodies.

b. Obtain information or documents from any government or its agencies, and negotiate, compromise, or settle any matter with such government or agency (including tax matters).

c. Prepare applications, provide information, and perform any other act reasonably requested by any government or its agencies in connection with governmental benefits (including military and social security benefits).

11. Make gifts from my assets to members of my family and to such other persons or charitable organizations with whom I have an established pattern of giving. However, my Agent may not make gifts of my property to the Agent. I appoint ________________________________, of

________________________, ________________________, ________________________

__________, as my substitute Agent for the sole purpose of making gifts of my property to my Agent, as appropriate.

12. Transfer any of my assets to the trustee of any revocable trust created by me, if such trust is in existence at the time of such transfer.

13. Disclaim any interest which might otherwise be transferred or distributed to me from any other person, estate, trust, or other entity, as may be appropriate.

This Power of Attorney shall be construed broadly as a General Power of Attorney. The listing of specific powers is not intended to limit or restrict the general powers granted in this Power of Attorney in any manner.

Any power or authority granted to my Agent under this document shall be limited to the extent necessary to prevent this Power of Attorney from causing: (i) my income to be taxable to my Agent, (ii) my assets to be subject to a general power of appointment by my Agent, and (iii) my Agent to have any incidents of ownership with respect to any life insurance policies that I may own on the life of my Agent.

My Agent shall not be liable for any loss that results from a judgment error that was made in good faith. However, my Agent shall be liable for willful misconduct or the failure to act in good faith while acting under the authority of this Power of Attorney.

I authorize my Agent to indemnify and hold harmless any third party who accepts and acts under this document.

My Agent shall be entitled to reasonable compensation for any services provided as my Agent. My Agent shall be entitled to reimbursement of all reasonable expenses incurred in connection with this Power of Attorney.

My Agent shall provide an accounting for all funds handled and all acts performed as my Agent, if I so request or if such a request is made by any authorized personal representative or fiduciary acting on my behalf.

This Power of Attorney shall become effective immediately and shall not be affected by my disability or lack of mental competence, except as may be provided otherwise by an applicable state statute. This is a Durable Power of Attorney. This Power of Attorney shall continue effective until my death. This Power of Attorney may be revoked by me at any time by providing written notice to my Agent.

Dated 11/2, 2005 at ____________, ____________.

YOUR SIGNATURE:

[signature]

YOUR PRINTED FULL LEGAL NAME:

Steven J Chrust

WITNESS' SIGNATURE:

____

WITNESS' PRINTED FULL LEGAL NAME:

____

WITNESS' SIGNATURE:

____

WITNESS' PRINTED FULL LEGAL NAME:

____

Acknowledgement:

STATE OF Connecticut

COUNTY OF Fairfield

The foregoing instrument was acknowledged before me this 2 day of November, 2005 by Alina Andersen [YOUR FULL LEGAL NAME], who is personally known to me or who has produced ____________ as identification.

Signature of person taking acknowledgment

Name typed, printed or stamped

ANNA S. ANDERSEN
Notary Public
Connecticut
My Commission Expires Dec 31, 2007

Title or rank

Serial number (if applicable)

This document was prepared by:

Name: ______________________
Address: ______________________
____